INTANGIBLES - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) cash-generatingUnit	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash-generatingUnit	3
Goodwill	$ 3,255,941,000	$ 2,053,672,000
Period over which management has projected cash flows	5 years
Period over which management has projected growth strategies	5 years
Period over which management has projected sales	3 years
Period over which management has projected average assets	5 years
Long-term growth rate	2.00%	2.00%
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	12.00%	10.10%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	13.00%	14.94%
Asset Management | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,312,543,000	$ 1,311,873,000
Asset Management | Fund management contracts indefinite-life | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,774,050,000	1,778,901,000
Wealth Management | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,943,398,000	741,799,000
Wealth Management | Operating segments | Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	308,553,000	254,276,000
Wealth Management | Operating segments | United States
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,634,845,000		$ 487,523,000
Wealth Management | Fund management contracts indefinite-life | Operating segments | United States
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 28,617,000	$ 0